Class A Ordinary Shares Subject to Possible Redemption (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Class A Ordinary Shares Subject to Possible Redemption
Note 7 — Class A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of March 31, 2022 and December 31, 2021, 34,500,000 shares of Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s condensed balance sheets. The value of these redeemable shares was calculated as the gross proceeds from the sale of Waldencast’s public units reduced by the proceeds allocable to the Public Warrants, issuance costs related to Waldencast’s public units and the accretion of the carrying value to the redemption value. Upon the consummation of the Initial Public Offering, the Company recorded $31,410,398 in accretion.

Note 7 — Class A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2021, 34,500,000 shares of Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ deficit section of the Company’s balance sheet. The value of these redeemable shares was calculated as the gross proceeds from the sale of the Public Units reduced by the proceeds allocable to the Public Warrants, issuance costs related to the Public Units and the accretion of the carrying value to the redemption value. Upon the consummation of the Initial Public Offering, the Company recorded $31,410,398 in accretion.